Fair Value Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures
Transfers from Level 1 to Level 2 financial assets	$ 0	$ 0
Transfers from Level 2 to Level 1 financial assets	0	0
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	2,409	1,484
Total gains (realized/unrealized) included in earnings	(13)	290
Net unrealized (losses) gains included in other comprehensive income	13	(11)
Purchases	232	1,020
Sales	(332)	(412)
Transfers in	0	288
Transfers out	(1,101)	(250)
Balance, end of period	1,208	2,409
Fixed maturity securities | States, municipalities and political subdivisions
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1,101	0
Total gains (realized/unrealized) included in earnings	0	0
Net unrealized (losses) gains included in other comprehensive income	0	81
Purchases	0	1,020
Sales	0	0
Transfers in	0	0
Transfers out	(1,101)	0
Balance, end of period	0	1,101
Fixed maturity securities | Corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1,308	1,483
Total gains (realized/unrealized) included in earnings	(13)	290
Net unrealized (losses) gains included in other comprehensive income	13	(92)
Purchases	232	0
Sales	(332)	(412)
Transfers in	0	288
Transfers out	0	(249)
Balance, end of period	1,208	1,308
Equity securities | Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period		1
Total gains (realized/unrealized) included in earnings		0
Net unrealized (losses) gains included in other comprehensive income		0
Purchases		0
Sales		0
Transfers in		0
Transfers out		(1)
Balance, end of period		$ 0